Basis of Preparation	12 Months Ended
Dec. 31, 2017
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Basis of Preparation

NOTE 2. BASIS OF PREPARATION

a.	Statement of compliance

PEMEX prepared its consolidated financial statements as of December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015, in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

On April 27, 2018, these consolidated financial statements under IFRS and the notes hereto were authorized for issuance by the following officers: Mr. Carlos Alberto Treviño Medina, Chief Executive Officer, Mr. David Ruelas Rodríguez, Chief Financial Officer, Mr. Manuel Salvador Cruz Flores, Deputy Director of Accounting and Tax Matters, and Mr. Oscar René Orozco Piliado, Associate Managing Director of Accounting.

These consolidated financial statements and the notes hereto as of December 31, 2017 were approved by the Board of Petróleos Mexicanos on April 17, 2018 with prior approval from the Audit Committee of the report of the Independent Registered Public Accountant, pursuant to the terms of Article 13 Fraction VI of the Petróleos Mexicanos Law, Article 104 Fraction III, paragraph a, of the Ley del Mercado de Valores (Securities Market Law), and of Article 33 Fraction I, paragraph a, section 3 and Article 78 of the Disposiciones de carácter general aplicables a las emisoras de valores y a otros participantes del mercado de valores (General provisions applicable to securities´ issuers and other participants of the securities market).

b.	Basis of measurement and going concern

These consolidated financial statements have been prepared using the historical cost basis method, except where it is indicated that certain items have been measured using the fair value model, amortized cost, present value or value in use. The principal items measured at fair value are derivative financial instruments (“DFIs”); the principal item measured at amortized cost is debt, the principal item measured at present value is the provision for employee benefits and some components of wells, pipelines, properties, plant and equipment are measured at value in use.

Going concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that PEMEX can meet its payment obligations.

For the years ended December 31, 2017 and 2016, PEMEX recognized a net loss of Ps. 280,850,619 and Ps. 191,144,342, respectively, caused mainly by sustained low international oil prices, the high tax burden applicable to the industry, the depreciation of the peso relative to the U.S. dollar and an impairment of non-financial assets. In addition, as of December 31, 2017 and 2016, PEMEX had a negative equity of Ps. 1,502,352,385 and Ps. 1,233,008,147, respectively; a negative working capital of Ps. 25,600,895 and Ps. 68,373,963, respectively; and net cash flows used in operating activities of Ps. 41,898,083 for the year ended December 31, 2016. However, net cash flows from operating activities were Ps. 63,397,470, for the year ended December 31, 2017.

PEMEX believes net cash flows from its operating and financing activities, including its availability of lines of credit with certain banks, will be sufficient to meet its working capital needs, debt service and capital expenditure requirements and maintain its financial strength and flexibility in the twelve months following the date of issuance of these consolidated financial statements.

PEMEX continues to implement actions and business strategies that enable it to operate competitively and efficiently and take advantage of benefits of the Energy Reform Decree, as further described below:

•	2017-2021 Business Plan: On November 3, 2016, PEMEX announced its business plan for the five-year period from 2017 through 2021, which is designed to improve cash flows, reduce net indebtedness, strengthen its financial balance, reduce financial losses in its national refining system and plan for continued cost-cutting and administrative discipline, as well as the establishment of additional strategic alliances and partnerships, including an intensive farm-out program. The business plan was prepared conservatively and does not include additional income from the disposal of assets.

•	Plan for 2017: The 2017 actions under the business plan established certain objectives with respect to its Subsidiary Entities that were implemented as follows:

•	Pemex Exploration and Production’s investments focused on the most profitable projects, as well as on farm-outs and other partnerships aimed at increasing hydrocarbon production.

•	On March 3, 2017, Pemex Exploration and Production signed the first farm-out project with BHP-Billiton for the Trion project and entered into a partnership with Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) and INPEX Corporation (“INPEX”) for the rights to block 3 North of the Cinturón Plegado Perdido in the Gulf of Mexico, both in deep waters.

•	On May 2, 2017, Pemex Exploration and Production entered into an agreement with the Comisión Nacional de Hidrocarburos, (National Hydrocarbon Commission, or “NHC”) for crude oil drilling under the shared shallow-water production scheme for Ek-Balam field in the Campeche Basin.

•	On May 30, 2017, Petróleos Mexicanos obtained approval from the NHC for the assignment of a new area that includes Chachiquin, located in the Cinturón Plegado Perdido region in the deep waters of the Gulf of Mexico south of the maritime border with the U.S., and an area southwest of the Nobilis field.

•	Similarly, on June 19, 2017, Pemex Exploration and Production was awarded exploration and production fields bidding process (“Rounds”) in Round 2.1 the rights to develop two blocks in shallow waters: Block 2, in partnership DEA Deutsche Erdoel Ag (“DEA”) and Block B in partnership with Ecopetrol Global Energy, S.L.U. (“Ecopetrol”). On September 25, 2017, Pemex Exploration and Production signed the corresponding contracts for the exploration and extraction of hydrocarbons with DEA and Ecopetrol.

•	On October 4, 2017, Pemex Exploration and Production finalized two farm-outs for the optimization of the development of the onshore fields of Cárdenas-Mora and Ogarrio, with Cheiron Holdings Limited (“Cheiron”) and DEA companies, respectively.

•	On November 3, 2017, Petróleos Mexicanos announced the discovery of onshore light crude oil and gas reservoirs at the Ixachi-1 well in the state of Veracruz, Mexico, which PEMEX believes may contain over 1,500 million barrels of oil equivalent in place, representing 3P reserves of around 350 million barrels of oil equivalent. PEMEX believes that this discovery represents its largest onshore discovery in 15 years and that production can be accelerated due to the proximity of the reservoirs to existing infrastructure and to the Sistema Nacional de Gasoductos (National Gas Pipeline System.)

•	On December 18, 2017, Pemex Exploration and Production and Petrofac México, S.A. de C.V., together with the NHC, signed the exploration and extraction contract for the onshore fields Santuario and El Golpe, which are located in the state of Tabasco.

•	Pemex Industrial Transformation worked in partnerships for auxiliary services and the reconfiguration of certain refineries. On September 1, 2017, Pemex Industrial Transformation executed the auxiliary services contract with Air Liquide México. S.A. de R.L. de C.V. for ensuring and efficient hydrogen supply for the Miguel Hidalgo Refinery in Tula, Hidalgo.

•	In September, 2017, Pemex Industrial Transformation began the selection process for partners for the hydrogen supply projects for the Héctor R. Lara Sosa Refinery in Cadereyta, Nuevo León and the Francisco I. Madero Refinery in Ciudad Madero, Tamaulipas. In April 2018, Pemex Industrial Transformation entered into a long-term agreement with the German company Linde AG for the supply of hydrogen to its Madero refinery.

•	Pemex Logistics is being transformed from a company designed to ensure that Petróleos Mexicanos and its subsidiaries are properly supplied to one that provides profitable and competitive services to multiple customers. On May 2, 2017, PEMEX announced the results of the first Open Season Public Auction held by Pemex Logistics whereby, on July 18, 2017, PEMEX signed the contracts with Andeavor (formerly Tesoro Corporation). Under the contracts, Andeavor may use PEMEX’s pipeline transportation and storage system in the northwest of Mexico. On December 18, 2017, the Comisión Reguladora de Energía (the Energy Regulatory Commission, or “ERC”) approved Phase 2 of the Open Season.

•	PEMEX’s business plan also describes its goal to increase the profitability of Pemex Fertilizers, Pemex Ethylene and Pemex Drilling and Services through service contracts and partnerships for the modernization of their facilities. On July 6, 2017, Pemex Ethylene, successfully concluded an e-auction to allocate quantities of ethylene oxide, in which 100% of the volume available was placed at a market price and was higher than the historical price.

•	Plan for 2018: The 2018 actions under the business plan also set out certain objectives that PEMEX expects to achieve with respect to its Subsidiary Entities as follows:

•	On January 31, 2018, PEMEX successfully participated in bidding Round 2.4, and was awarded the assignment of four blocks, all of which are located in deep waters in the Gulf of Mexico. Pemex Exploration and Production and Royal Dutch Shell PLC (“Shell”) were awarded Block 2 of the Perdido area. The consortium formed by Pemex Exploration and Production, Chevron and INPEX was awarded area 22 of the Cuenca Salina province. Finally, PEMEX was assigned on an individual basis, Block 5 in the Perdido area and area 18 of the Mexican Range province.

•	On March 27, 2018, Petróleos Mexicanos successfully participated in bidding Round 3.1 of the NHC tenders, and was awarded seven contractual areas in shallow waters, six of them in a consortium and one on an individual basis. Pemex Exploration and Production won four blocks in the Southeast Basins: two in consortium with French Total S.A., one with Shell and one on an individual basis, as well as three blocks corresponding to the province of Tampico-Misantla-Veracruz: two in partnership with Compañía Española de Petróleos (“CEPSA”) and DEA and one more in partnership with CEPSA.

These contracts are intended to contribute to increase the reserves and hydrocarbon production with the respective economic benefits.

•

Pemex Exploration and Production will focus on maintaining production levels and developing farm-outs and associations with the aim of increasing its operations and, with time, the production of hydrocarbons in the mid-term. Pemex Exploration and Production will also accelerate the migration of integrated E&P contracts and financed public works contracts to Exploration and Extraction Contracts (“EEC”) and will focus on the rehabilitation and reincorporation activities of wells with production possibilities. In 2018, Pemex Exploration and Production will continue to promote actions that encourage efficiency and optimize costs.

•	In order to continue to take advantage of the benefits of the Energy Reform and to ensure the economic sustainability of PEMEX, in 2018 and in the up-coming years, Pemex Exploration and Production will be focusing its efforts on the following strategies: (1) establishing a model of exploration that allows it to achieve the objective of incorporating and increasing proved reserves; (2) developing a master plan for the development of shales; (3) containing and reversing declines in the production of wells through reactivation and maintenance activities performed on closed wells through integrated services; (4) continuing with farm-outs to develop complex fields and leverage third-party resources; (5) establishing schemes, including strategic partnerships and alliances, to attract additional investment; (6) increasing revenues from hydrocarbons trading; and (7) strengthening operational efficiency and cost control.

•	Pemex Industrial Transformation will continue to perform reconfiguration and auxiliary services for its refineries and to focus on the following strategies: (1) keeping its facilities safe and reliable, (2) improving the financial balance, (3) maintaining a market share in Mexico of over 65%; and (4) eliminating debts, which will help to improve its refining margin.

In addition to taking advantage of new business opportunities and arrangements provided by the Energy Reform, such as farm-outs, PEMEX also continues to take certain specific measures to improve its financial position, including the following:

•	2016 Budget Adjustment: In 2017, PEMEX developed actions from its Plan de Ajuste Presupuestal 2016 (“2016 Budget Adjustment Plan”) to reduce expenses which were included in its 2017-2021 Business Plan.

•	Pension Reform. As of January 1, 2016, new employees are entitled to receive a defined contribution pension plan, pursuant to which both PEMEX and its employees contribute to each employee’s individual account, in contrast to the existing defined benefit pension plan, pursuant to which only PEMEX contributes. Additionally, in August 2017, PEMEX began the process of inviting existing employees to migrate from a defined benefit plan to a defined contribution plan, which will allow Pemex to decrease its employee benefits service cost and its employee benefits liability.

•	Asset Sales. PEMEX continues to evaluate the divestiture of non-essential assets to obtain working capital and to focus on those activities considered as the most profitable. These projects include:

•

On October 5, 2017, PEMEX announced the divestiture of its participation in the Ramones II Norte gas pipeline (50% interest of Pemex Industrial Transformation in Ductos y Energéticos del Norte, S. de R.L. de C.V., and 5% indirect interest of Pemex Industrial Transformation TAG Norte Holding, S. de R.L. de C.V.). On November 10, 2017, the Comisión Federal de Competencia Económica (the Federal Commission for Financial Competence) authorized the divestiture in Ductos y Energéticos del Norte, S. de R.L. de C.V., closing the operation on November 16, 2017. PEMEX estimates that TAG Norte Holding, S. de R.L. de C.V. divestiture will conclude in the first semester of 2018.

•	Decreased Debt Financing: PEMEX decreased its financing during 2017 from Ps. 231,618,067 of net indebtedness in 2016 to a net indebtedness of Ps. 72,412,672 in 2017. In addition, PEMEX developed liability management transactions in accordance with market conditions and in order to improve its financial profile, with longer due dates and better interest rates, as described in Note 15 to these consolidated financial statements. As a result of this strategy, Standard & Poor’s and Fitch increased PEMEX’s ratings outlook from negative to stable. For the fiscal year of 2018, the Federal Income Law applicable to PEMEX authorized for Petróleos Mexicanos and its Subsidiary Entities an internal net debt up to Ps. 30,000,000 and an external net debt up to U.S.$ 6,182,800. In addition, PEMEX will continue to assess opportunities for liability management in accordance with market conditions. In addition, as of December 31, 2017, PEMEX has five syndicated lines of credit to manage its liquidity for U.S.$6,700,000 and Ps.23,500,000.

•	New Budget: On July 14, 2017, the Board of Directors of Petróleos Mexicanos approved a proposal for the annual consolidated budget of Petróleos Mexicanos and its Subsidiaries Entities for 2018, which was subsequently approved by the Chamber of Deputies on November 9, 2017.

The consolidated annual budget of Petróleos Mexicanos and its Subsidiary Entities for 2018 is approximately Ps. 391,946,000, a 1.7% increase as compared to the Ps. 385,211,257 consolidated annual adjusted budget for 2017.

•	The structural changes arising from the Energy Reform, and the actions taken by management are aimed at ensuring the continuity of PEMEX’s operations, reducing costs, generating more revenue and operating more efficiently.

•	In 2017, PEMEX entered into a crude oil hedge program to partially protect its cash flows from decreases in the price of Mexican crude oil.

Petróleos Mexicanos and its Subsidiary Entities are not subject to the Ley de Concursos Mercantiles (the Bankruptcy Law) and none of PEMEX’s existing financing agreements include any clause that could lead to the demand for immediate payment of the respective debt due to having negative equity.

PEMEX prepared its consolidated financial statements as of December 31, 2017 and 2016 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. These financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

c.	Functional and reporting currency and translation of foreign currency operations

These consolidated financial statements are presented in Mexican pesos, which is both PEMEX’s functional and reporting currency, due to the following:

i.	the economic environment in which PEMEX operates is Mexico, where the legal currency is the Mexican peso;

ii.

Petróleos Mexicanos and its Subsidiary Entities have budgetary autonomy, subject only to maintaining the financial balance (the difference between income and total net spending, including the financial cost of the public debt of the Mexican Government and the entities directly controlled by the Mexican Government) and the spending cap of personnel services proposed by SHCP and approved by the Mexican Congress, in Mexican pesos.

iii.	Employee benefits provision was approximately 35% and 34% of PEMEX’s total liabilities as of December 31, 2017 and 2016, respectively. This provision is computed, denominated and payable in Mexican pesos; and

iv.	cash flows for payment of general expenses, taxes and duties are realized in Mexican pesos.

Although the sales prices of several products are based on international U.S. dollar-indices, final domestic selling prices are governed by the economic and financial policies established by the Mexican Government. Accordingly, cash flows from domestic sales are generated and received in Mexican pesos.

Mexico’s monetary policy regulator, the Banco de México, requires that Mexican Government entities other than financial entities sell their foreign currency to the Banco de México in accordance with its terms, receiving Mexican pesos in exchange, which is the currency of legal tender in Mexico.

Translation of financial statements of foreign operations

The financial statements of foreign subsidiaries and associates are translated into the reporting currency by first identifying if the functional currency is different from the currency for recording the foreign operations, and, if so, the recording currency is translated into the functional currency and then into the reporting currency using the year-end exchange rate of each period for assets and liabilities reported in the consolidated statements of financial position; the historical exchange rate at the date of the transaction for equity items; and the weighted average exchange rate of the year for income and expenses reported in the statement of comprehensive income.

d.	Terms definition

References in these consolidated financial statements and the related notes to “pesos” or “Ps.” refers to Mexican pesos, “U.S. dollars” or “US$” refers to dollars of the United States of America, “yen” or “¥” refers to Japanese yen, “euro” or “€” refers to the legal currency of the European Economic and Monetary Union, “Pounds sterling” or “£” refers to the legal currency of the United Kingdom, “Swiss francs” or “CHF” refers to the legal currency of the Swiss Confederation, “Canadian dollars” or “CAD” refers to the legal currency of Canada and “Australian dollars” or “AUD” refers to the legal currency of Australia. Figures in all currencies are presented in thousands of the relevant currency unit, except exchange rates and product and share prices.

e.	Convenience translations

These consolidated financial statements are presented in Mexican pesos (reporting currency), which is the same as the recording currency and the functional currency of PEMEX. The U.S. dollar amounts shown in the consolidated statements of financial position, the consolidated statements of comprehensive income, the consolidated statements of changes in equity (deficit) and the consolidated statements of cash flows have been included solely for the convenience of the reader and are unaudited. Such amounts have been translated from amounts in pesos, as a matter of arithmetic computation only, at the exchange rate for the settlement of obligations in foreign currencies provided by Banco de México and SHCP at December 31, 2017 of Ps. 19.7867 per U.S. dollar. Translations herein should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollars at the foregoing or any other rate.